                       MFS(R) Managed Sectors Fund
                        MFS(R) World Growth Fund
                        MFS(R) Cash Reserve Fund
                            MFS(R) Bond Fund
                   MFS(R) World Asset Allocation Fund
                      MFS(R) Limited Maturity Fund
                         MFS(R) Core Growth Fund
                 MFS(R) Municipal Limited Maturity Fund
                    MFS(R) Special Opportunities Fund
                     MFS(R) Government Mortgage Fund
                   MFS(R) Convertible Securities Fund
                    MFS(R) International Growth Fund
                          MFS(R) Blue Chip Fund
               MFS(R) International Growth and Income Fund
                   MFS(R) Science and Technology Fund
          MFS/Foreign & Colonial Emerging Markets Equity Fund
                        MFS(R) New Discovery Fund
                   MFS(R) Alabama Municipal Bond Fund
                 MFS(R) Research Growth and Income Fund
                   MFS(R) Arkansas Municipal Bond Fund
                        MFS(R) Equity Income Fund
                  MFS(R) California Municipal Bond Fund
                   MFS(R) Research International Fund
                   MFS(R) Florida Municipal Bond Fund
                      MFS(R) Strategic Growth Fund
                   MFS(R) Georgia Municipal Bond Fund
                       MFS(R) Emerging Growth Fund
                   MFS(R) Maryland Municipal Bond Fund
                      MFS(R) Large Cap Growth Fund
                MFS(R) Massachusetts Municipal Bond Fund
                     MFS(R) Intermediate Income Fund
                 MFS(R) Mississippi Municipal Bond Fund
                         MFS(R) High Income Fund
                   MFS(R) New York Municipal Bond Fund
                    MFS(R) Municipal High Income Fund
                MFS(R) North Carolina Municipal Bond Fund
                        MFS(R) Money Market Fund
                 MFS(R) Pennsylvania Municipal Bond Fund
                   MFS(R) Government Money Market Fund
                MFS(R) South Carolina Municipal Bond Fund
                       MFS(R) Municipal Bond Fund
                  MFS(R) Tennessee Municipal Bond Fund
                       MFS(R) Mid Cap Growth Fund
                   MFS(R) Virginia Municipal Bond Fund
                        MFS(R) Total Return Fund
                MFS(R) West Virginia Municipal Bond Fund
                          MFS(R) Research Fund
                      MFS(R) Municipal Income Fund
                     MFS(R) World Total Return Fund
                    MFS(R) Union Standard Equity Fund
                          MFS(R) Utilities Fund
                    MFS(R) Growth Opportunities Fund
                        MFS(R) World Equity Fund
                    MFS(R) Government Securities Fund
                      MFS(R) World Governments Fund
               Massachusetts Investors Growth Stock Fund
                            MFS(R) Value Fund
                 MFS(R) Government Limited Maturity Fund
                      MFS(R) Strategic Income Fund
                     Massachusetts Investors Trust


                 Supplement to the Current Prospectus


Until terminated by MFS Fund Distributors, Inc. ("MFD"), the Funds' distributor, MFD will incur, on behalf of Royal Alliance Associates, Inc., up to $15 toward the ticket charge with respect to purchases of shares of any MFS Fund made through the GOLD Select Program. MFD will not incur such charge with respect to redemptions or repurchases of Fund shares, exchanges of Fund shares, or shares purchased or redeemed through systematic investment or withdrawal plans.

            The date of this Supplement is October 1, 1997.